Related Parties - Summary of Salaries and Other Compensations To The Key Members of Management of The Company (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Key management personnel compensation [Abstract]
Salaries	₩ 1,026	₩ 1,272	₩ 1,295
Retirement benefits	58	21	58
Total	₩ 1,084	₩ 1,293	₩ 1,353